UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 39.9%
Aerospace & Defense – 2.4%
49,713	Airbus Group SE	$ 2,944,003
106,389	BWX Technologies, Inc.	2,804,414
80,092	Esterline Technologies Corp.*	5,757,814
2,709	Honeywell International, Inc.	256,515
760,030	Meggitt PLC	5,482,954
120,050	Orbital ATK, Inc.(a)	8,627,993
11,550	Precision Castparts Corp.(a)	2,653,151
110,290	United Technologies Corp.	9,814,707

		38,341,551

Air Freight & Logistics – 0.6%
60,397	FedEx Corp.	8,695,960
2,256	United Parcel Service, Inc. Class B	222,645

		8,918,605

Airlines* – 0.0%
6,462	Republic Airways Holdings, Inc.	37,350

Auto Components – 0.1%
13,700	Cie Generale des Etablissements Michelin	1,253,472

Automobiles – 0.1%
38,100	Kia Motors Corp.	1,727,118

Beverages – 1.3%
24,070	Anheuser-Busch InBev SA ADR(a)	2,559,122
46,100	Asahi Group Holdings Ltd.	1,495,634
51,830	Carlsberg A/S Class B	3,982,691
100,505	Constellation Brands, Inc. Class A	12,584,231

		20,621,678

Biotechnology – 0.3%
6,047	Celgene Corp.*	654,104
40,633	Gilead Sciences, Inc.(a)	3,989,754

		4,643,858

Capital Markets – 0.5%
2,355	Affiliated Managers Group, Inc.*	402,682
24,630	Legg Mason, Inc.	1,024,854
99,740	LPL Financial Holdings, Inc.	3,966,660
66,893	OM Asset Management PLC	1,031,490
23,438	State Street Corp.	1,575,268

		8,000,954

Chemicals – 1.9%
210,519	Axalta Coating Systems Ltd.*	5,334,551
15,100	BASF SE	1,154,898
10,228	CF Industries Holdings, Inc.	459,237
109,616	Chemtura Corp.*(a)	3,137,210
82,641	Huntsman Corp.	800,791
24,100	LANXESS AG	1,128,434
6,900	Linde AG	1,120,729

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
2,930	LyondellBasell Industries NV Class A	$ 244,245
26,900	Methanex Corp.	891,359
28,702	Monsanto Co.(a)	2,449,429
269,528	Olin Corp.	4,530,766
879,000	Showa Denko KK	964,719
9,000	Solvay SA	919,800
24,000	Symrise AG	1,446,077
18,287	The Sherwin-Williams Co.(a)	4,073,978
27,500	Yara International ASA	1,097,048

		29,753,271

Commercial Banks – 3.4%
1,109,629	Bank of America Corp.(a)	17,288,020
106,356	Bank of the Ozarks, Inc.(a)	4,654,139
102,510	CIT Group, Inc.(a)	4,103,475
250,599	Citigroup, Inc.(a)	12,432,216
70,300	DNB ASA	914,910
46,200	JPMorgan Chase & Co.(a)	2,816,814
329,655	Regions Financial Corp.(a)	2,970,192
427,610	Sberbank of Russia	380,964
159,210	Sberbank of Russia ADR	788,369
44,275	Signature Bank*(a)	6,090,469
137,800	SpareBank 1 SR Bank ASA	686,704
79,894	Standard Chartered PLC	775,366
86,900	Svenska Handelsbanken AB	1,246,568

		55,148,206

Commercial Services & Supplies – 0.6%
51,500	Caverion Corp.	514,944
8,103	Clean Harbors, Inc.*	356,289
198,468	KAR Auction Services, Inc.(a)	7,045,614
40,100	Loomis AB Class B	1,051,022

		8,967,869

Communications Equipment – 1.4%
39,740	ARRIS Group, Inc.*	1,032,048
302,100	Cisco Systems, Inc.(a)	7,930,125
255,169	CommScope Holding Co., Inc.*(a)	7,662,725
56,710	QUALCOMM, Inc.	3,047,028
55,584	Radware Ltd.*	903,796
118,868	Ruckus Wireless, Inc.*	1,412,152

		21,987,874

Computers & Peripherals – 0.7%
246,880	EMC Corp.(a)	5,964,621
1,001	Samsung Electronics Co. Ltd.	960,413
30,800	Western Digital Corp.(a)	2,446,752
30,700	Wincor Nixdorf AG	1,206,968

		10,578,754

Construction & Engineering – 0.0%
257,520	Trevi Finanziaria Industriale SpA	327,063
72,300	YIT OYJ	395,583

		722,646

Construction Materials – 0.1%
17,600	Imerys SA	1,130,668

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance – 0.2%
27,241	Ally Financial, Inc.*	$ 555,171
13,520	American Express Co.	1,002,238
7,842	Capital One Financial Corp.	568,702
29,928	Discover Financial Services	1,555,957

		3,682,068

Containers & Packaging – 0.3%
313,254	Orora Ltd.	511,237
180,110	Owens-Illinois, Inc.*	3,731,879
150,745	Rexam PLC	1,196,868

		5,439,984

Diversified Financial Services – 1.3%
19,612	Berkshire Hathaway, Inc. Class B*	2,557,405
55,370	Groupe Bruxelles Lambert SA	4,178,442
12,272	Intercontinental Exchange, Inc.(a)	2,883,797
38,000	Investor AB	1,305,717
175,000	Leucadia National Corp.	3,545,500
179,580	Voya Financial, Inc.(a)	6,962,316

		21,433,177

Diversified Telecommunication Services – 0.4%
109,484	Cellnex Telecom SAU*(b)	1,865,341
89,751	Deutsche Telekom AG	1,597,703
50,772	Sunrise Communications Group AG*(b)	2,914,511

		6,377,555

Electrical Equipment – 0.1%
3,099	Acuity Brands, Inc.	544,123
8,776	AMETEK, Inc.	459,160
36,966	Babcock & Wilcox Enterprises, Inc.*	621,029

		1,624,312

Electronic Equipment, Instruments & Components – 0.5%
136,890	TE Connectivity Ltd.	8,198,342

Energy Equipment & Services – 0.1%
21,320	Halliburton Co.	753,662
167,100	WorleyParsons Ltd.	699,517

		1,453,179

Food & Staples Retailing – 0.5%
29,285	CVS Health Corp.	2,825,417
72,402	Walgreens Boots Alliance, Inc.	6,016,606

		8,842,023

Food Products – 0.8%
55,584	Blue Buffalo Pet Products, Inc.*	995,509
318,700	Greencore Group PLC	1,318,029
991	Nestle SA ADR	74,563
267,340	Orkla ASA	1,977,055
70,547	The J.M. Smucker Co.(a)	8,048,707

		12,413,863

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies* – 0.0%
13,087	Hologic, Inc.	$ 512,094

Health Care Providers & Services – 0.8%
28,040	Express Scripts Holding Co.*	2,270,118
43,072	HCA Holdings, Inc.*(a)	3,332,050
119,965	Kindred Healthcare, Inc.	1,889,449
40,906	Universal Health Services, Inc. Class B(a)	5,105,478

		12,597,095

Health Care Technology*(a) – 0.4%
247,457	IMS Health Holdings, Inc.	7,200,999

Hotels, Restaurants & Leisure – 1.1%
223,583	Aramark(a)	6,627,000
97,324	Carnival Corp.(a)	4,837,003
41,237	Diamond Resorts International, Inc.*	964,533
1,416,670	Genting Malaysia Bhd	1,338,650
68,900	International Game Technology PLC	1,056,237
10,404	Marriott International, Inc. Class A	709,553
6,719,799	REXLot Holdings Ltd.	381,509
48,400	Six Flags Entertainment Corp.	2,215,752
4,867	Wynn Resorts Ltd.	258,535

		18,388,772

Household Durables – 0.5%
164,315	Barratt Developments PLC	1,605,025
42,400	Bellway PLC	1,597,595
79,900	Duni AB	1,174,909
50,500	Persimmon PLC*	1,537,035
623,205	Taylor Wimpey PLC	1,846,416

		7,760,980

Household Products – 0.1%
26,770	Henkel AG & Co. KGaA	2,366,147

Independent Power Producers & Energy Traders*(a) – 0.2%
246,064	Calpine Corp.	3,592,534

Industrial Conglomerates – 0.5%
5,776	Danaher Corp.	492,173
224,490	General Electric Co.	5,661,638
25,540	Jardine Matheson Holdings Ltd.	1,209,344
41,500	Jardine Strategic Holdings Ltd.	1,116,303

		8,479,458

Insurance – 2.3%
5,677	Alleghany Corp.*(a)	2,657,460
168,280	American International Group, Inc.(a)	9,561,669
13,080	AmTrust Financial Services, Inc.	823,778
225,565	Aon PLC(a)	19,987,315

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
13,524	Endurance Specialty Holdings Ltd.	$ 825,370
13,900	Hannover Rueck SE	1,423,791
6,391	Loews Corp.	230,971
13,119	MetLife, Inc.	618,561
6,900	Muenchener Rueckversicherungs AG	1,288,675
9,703	The Progressive Corp.	297,300

		37,714,890

Internet & Catalog Retail* – 0.2%
96,104	Liberty Interactive Corp. QVC Group Class A	2,520,808
25,826	Liberty Ventures Series A	1,042,079
21,834	Vipshop Holdings Ltd. ADR	366,811

		3,929,698

Internet Software & Services – 1.5%
14,699	Alphabet, Inc. Class A*(a)	9,383,401
4,648	Alphabet, Inc. Class C*	2,827,936
28,890	Baidu, Inc. ADR*	3,969,775
6,917	Facebook, Inc. Class A*	621,838
110,482	IAC/InterActiveCorp.(a)	7,211,160

		24,014,110

IT Services – 0.3%
60,637	Computer Sciences Corp.(a)	3,721,899
83,400	Infosys Ltd. ADR	1,592,106
972	Visa, Inc. Class A	67,710

		5,381,715

Life Sciences Tools & Services – 0.4%
37,350	Thermo Fisher Scientific, Inc.	4,567,158
84,094	VWR Corp.*	2,160,375

		6,727,533

Machinery – 0.5%
23,747	Allison Transmission Holdings, Inc.	633,807
71,710	Joy Global, Inc.	1,070,630
31,700	Kone OYJ Class B	1,206,430
40,000	Konecranes OYJ	1,001,389
51,570	Pentair PLC(a)	2,632,133
4,692	Stanley Black & Decker, Inc.	455,030
6,353	Wabtec Corp.	559,382

		7,558,801

Media – 3.8%
27,261	CBS Corp. Class B	1,087,714
178,543	DISH Network Corp. Class A*	10,416,199
31,291	IPSOS	614,617
181,190	JCDecaux SA	6,586,429
98,916	Liberty Global PLC Series C*	4,057,534
8,095	Liberty Media Corp. Class A*	289,153
6,547	MSG Networks, Inc. Class A*	472,301
62,545	Naspers Ltd.	7,838,582
300,279	News Corp. Class A(a)	3,789,521
3,909	Quebecor, Inc. Class B	85,561
130,516	Sinclair Broadcast Group, Inc. Class A	3,304,665

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
189,120	The Interpublic Group of Cos., Inc.	$ 3,617,866
195,196	Time Warner, Inc.	13,419,725
244,300	WPP PLC	5,086,083

		60,665,950

Metals & Mining – 0.8%
868,380	Alcoa, Inc.(a)	8,388,551
30,100	BHP Billiton PLC ADR	923,167
108,424	Globe Specialty Metals, Inc.	1,315,183
92,450	MMC Norilsk Nickel PJSC ADR	1,328,506
214,100	Northern Star Resources Ltd.	405,607
11,600	South32 Ltd. ADR*	55,216

		12,416,230

Multiline Retail*(a) – 0.4%
97,693	Dollar Tree, Inc.	6,512,215

Oil, Gas & Consumable Fuels – 0.8%
72,610	Canadian Natural Resources Ltd.(a)	1,412,265
108,755	Etablissements Maurel et Prom*	403,527
266,120	Gazprom PAO ADR	1,080,447
30,510	Lukoil PJSC ADR	1,039,180
68,696	Occidental Petroleum Corp.	4,544,240
5,434	Phillips 66	417,549
119,770	Rosneft OAO GDR	441,951
27,200	Sasol Ltd.	761,946
824,620	Surgutneftegas OAO	499,205
11,140	Teekay Corp.	330,190
726,300	Thai Oil PCL	1,058,801
186,900	Tullow Oil PLC*	480,413

		12,469,714

Paper & Forest Products* – 0.1%
19,213	Clearwater Paper Corp.	907,622

Personal Products – 0.2%
90,280	Unilever NV	3,618,872

Pharmaceuticals – 1.0%
35,767	Allergan PLC*	9,721,828
14,700	Novartis AG	1,351,104
25,000	Teva Pharmaceutical Industries Ltd. ADR	1,411,500
21,416	Valeant Pharmaceuticals International, Inc.*	3,820,186

		16,304,618

Professional Services – 0.1%
10,648	Nielsen Holdings PLC	473,517
6,156	Towers Watson & Co. Class A	722,591

		1,196,108

Real Estate Investment Trusts – 1.1%
74,593	Lamar Advertising Co. Class A(a)	3,892,263
486,091	Northstar Realty Finance Corp.	6,003,224
123,260	Ryman Hospitality Properties, Inc.(a)	6,068,090
61,136	Xenia Hotels & Resorts, Inc.	1,067,434

		17,031,011

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Management & Development – 0.5%
103,008	Countrywide PLC	$ 782,856
2,969	Jones Lang LaSalle, Inc.	426,853
168,175	Realogy Holdings Corp.*(a)	6,328,425

		7,538,134

Road & Rail* – 0.4%
82,534	Old Dominion Freight Line, Inc.(a)	5,034,574
34,650	Saia, Inc.	1,072,418

		6,106,992

Semiconductors & Semiconductor Equipment – 0.3%
78,020	Analog Devices, Inc.(a)	4,401,108
1,646	MModal, Inc.	26,328
54,275	SunEdison, Inc.*	389,695

		4,817,131

Software – 2.7%
5,659	Autodesk, Inc.*	249,788
39,944	Citrix Systems, Inc.*(a)	2,767,321
60,397	CommVault Systems, Inc.*	2,051,082
17,246	Intuit, Inc.	1,530,583
309,660	Microsoft Corp.	13,705,552
433,360	Oracle Corp.	15,652,963
97,453	PTC, Inc.*(a)	3,093,158
44,034	SolarWinds, Inc.*	1,727,894
126,328	Symantec Corp.(a)	2,459,606

		43,237,947

Textiles, Apparel & Luxury Goods – 0.1%
6,800	Christian Dior SE	1,274,011

Thrifts & Mortgage Finance* – 0.1%
69,698	Nationstar Mortgage Holdings, Inc.	966,711

Trading Companies & Distributors* – 0.3%
15,109	AerCap Holdings NV	577,768
152,498	HD Supply Holdings, Inc.(a)	4,364,493

		4,942,261

Transportation Infrastructure – 0.0%
193,011	BBA Aviation PLC	783,713

Water Utilities – 0.1%
698,000	Guangdong Investment Ltd.	1,041,920

Wireless Telecommunication Services – 0.7%
45,400	Freenet AG	1,502,035
64,300	KDDI Corp.	1,439,234
179,266	T-Mobile US, Inc.*	7,136,579
24,770	Vodafone Group PLC ADR	786,200

		10,864,048

TOTAL COMMON STOCKS (Cost $687,103,750)		$640,218,411

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 20.7%
Aerospace & Defense – 0.2%
Bombardier, Inc.(b)
$554,000	7.750%		03/15/20	$ 470,900
200,000	5.750		03/15/22	147,000
502,000	6.000	(c)	10/15/22	368,343
400,000	6.125		01/15/23	294,000
1,000,000	7.500	(c)	03/15/25	745,000
Moog, Inc.(b)(c)
273,000	5.250		12/01/22	273,000
Orbital ATK, Inc.(c)
200,000	5.250		10/01/21	202,750
Oshkosh Corp.(c)
300,000	5.375		03/01/22	304,500
Spirit AeroSystems, Inc.(c)
510,000	5.250		03/15/22	518,925

				3,324,418

Automotive(c) – 0.2%
Affinia Group, Inc.
85,000	7.750		05/01/21	89,250
Jaguar Land Rover Automotive PLC(b)
750,000	3.500		03/15/20	715,566
Schaeffler Finance BV(b)
1,121,000	4.250		05/15/21	1,076,160
Schaeffler Holding Finance BV(b)(d)
625,000	6.750		11/15/22	673,438

				2,554,414

Banks(c)(e) – 0.1%
Lloyds Banking Group PLC
1,610,000	7.500		06/27/49	1,634,150

Building Materials – 0.1%
Gibraltar Industries, Inc.(c)
1,600,000	6.250		02/01/21	1,624,000
Norbord, Inc.(b)
300,000	5.375		12/01/20	298,875

				1,922,875

Chemicals(c) – 0.5%
Aruba Investments, Inc.(b)
645,000	8.750		02/15/23	641,775
Cornerstone Chemical Co.(b)
2,255,000	9.375		03/15/18	2,333,925
Hexion, Inc.
1,075,000	6.625		04/15/20	913,750
2,010,000	10.000		04/15/20	1,942,162
Rain CII Carbon LLC/CII Carbon Corp.(b)
1,185,000	8.000		12/01/18	1,036,875
2,210,000	8.250		01/15/21	1,823,250
SPCM SA(b)
49,000	6.000		01/15/22	47,775

				8,739,512

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical Services(c) – 1.0%
APX Group, Inc.
$65,000	6.375%		12/01/19	$ 62,075
4,525,000	8.750		12/01/20	3,801,000
Aramark Services, Inc.
1,000,000	5.750		03/15/20	1,038,750
Ashtead Capital, Inc.(b)
115,000	6.500		07/15/22	120,031
CEB, Inc.(b)
120,000	5.625		06/15/23	119,100
Cenveo Corp.(b)
990,000	6.000		08/01/19	836,550
1,810,000	8.500		09/15/22	1,230,800
Ceridian HCM Holding, Inc.(b)
250,000	11.000		03/15/21	228,750
First Data Corp.(b)
1,160,000	6.750		11/01/20	1,212,200
500,000	8.250		01/15/21	516,250
Iron Mountain, Inc.
1,000,000	6.000		08/15/23	986,250
989,000	5.750		08/15/24	956,857
Monitronics International, Inc.
4,325,000	9.125		04/01/20	3,892,500
Multi-Color Corp.(b)
1,000,000	6.125		12/01/22	1,022,500
United Rentals North America, Inc.
695,000	4.625		07/15/23	675,019

				16,698,632

Consumer Noncyclical(c) – 0.1%
NeuStar, Inc.
1,445,000	4.500		01/15/23	1,228,250

Consumer Products - Household & Leisure(c) – 0.2%
Albea Beauty Holdings SA(b)
350,000	8.375		11/01/19	369,250
Elizabeth Arden, Inc.
703,000	7.375		03/15/21	424,436
Spectrum Brands, Inc.(b)
1,775,000	5.750		07/15/25	1,812,719

				2,606,405

Diversified Financial Services(c) – 0.4%
Alphabet Holding Co., Inc.(d)
622,000	7.750		11/01/17	609,560
Bankrate, Inc.(b)
1,500,000	6.125		08/15/18	1,451,250
Credit Acceptance Corp.
870,000	6.125		02/15/21	854,775
175,000	7.375	(b)	03/15/23	178,937
Ocwen Financial Corp.(b)
1,010,000	7.125		05/15/19	911,525
Quicken Loans, Inc.(b)
1,890,000	5.750		05/01/25	1,767,150

				5,773,197

Energy – 1.1%
Altice US Finance SA(b)(c)
430,000	7.750		07/15/25	378,400
Basic Energy Services, Inc.(c)
1,625,000	7.750		02/15/19	812,500
350,000	7.750		10/15/22	168,000
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)(c)
2,138,000	6.125		11/15/22	2,031,100
Chesapeake Energy Corp.
500,000	4.875	(c)	04/15/22	326,250
1,000,000	5.750		03/15/23	652,500

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
CITGO Holding, Inc.(b)
	$1,635,000	10.750%		02/15/20	$ 1,598,213
CITGO Petroleum Corp.(b)(c)
	2,000,000	6.250		08/15/22	1,910,000
Energy Transfer Equity LP(c)
	2,355,000	5.875		01/15/24	2,101,837
EXCO Resources, Inc.(c)
	335,000	8.500		04/15/22	88,775
Pacific Drilling SA(b)(c)
	250,000	5.375		06/01/20	151,250
Parker Drilling Co.(c)
	2,880,000	6.750		07/15/22	2,289,600
Petrobras Global Finance BV
	380,000	6.750		01/27/41	246,288
	1,110,000	6.850		06/05/15	703,418
Rapid Holding GmbH(b)(c)
EUR	1,225,000	6.625		11/15/20	1,315,773
Seventy Seven Energy, Inc.(c)
	$205,000	6.500		07/15/22	82,000
Southern Star Central Corp.(b)(c)
	180,000	5.125		07/15/22	173,700
Western Refining Logistics LP/WNRL Finance Corp.(c)
	285,000	7.500		02/15/23	283,575
Whiting Petroleum Corp.(c)
	300,000	6.500		10/01/18	276,000
	2,300,000	6.250		04/01/23	1,966,500
YPF SA(b)
	230,000	8.750		04/04/24	204,125

					17,759,804

Energy - Exploration & Production – 1.0%
Alpha Natural Resources, Inc.(f)
	100,000	3.750		12/15/17	4,000
	825,000	6.000	(c)	06/01/19	30,937
	300,000	6.250	(c)	06/01/21	9,000
California Resources Corp.(c)
	62,000	5.000		01/15/20	39,060
	206,000	5.500		09/15/21	123,600
	62,000	6.000		11/15/24	36,890
CONSOL Energy, Inc.(c)
	1,700,000	5.875		04/15/22	1,147,500
	300,000	8.000	(b)	04/01/23	215,250
Halcon Resources Corp.(b)(c)
	1,000,000	8.625		02/01/20	835,000
	424,000	13.000		02/15/22	269,770
Jupiter Resources, Inc.(b)(c)
	1,785,000	8.500		10/01/22	999,600
Kosmos Energy Ltd.(b)(c)
	2,240,000	7.875		08/01/21	1,909,600
Linn Energy LLC/Linn Energy Finance Corp.(c)
	2,775,000	7.250		11/01/19	735,375
MEG Energy Corp.(b)(c)
	600,000	6.500		03/15/21	492,000
	450,000	6.375		01/30/23	352,125
	1,680,000	7.000		03/31/24	1,344,000
Memorial Production Partners LP/Memorial Production Finance Corp.(c)
	1,574,000	7.625		05/01/21	1,054,580
	1,115,000	6.875		08/01/22	691,300

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC(c)
$951,000	10.750%		10/01/20	$ 190,200
245,000	9.250		06/01/21	47,775
Murray Energy Corp.(b)(c)
1,990,000	11.250		04/15/21	1,044,750
Newfield Exploration Co.(c)
2,000,000	5.375		01/01/26	1,830,000
PDC Energy, Inc.(c)
1,500,000	7.750		10/15/22	1,488,750
Peabody Energy Corp.
95,000	6.250		11/15/21	19,237
SandRidge Energy, Inc.(c)
885,000	7.500		02/15/23	185,850
SM Energy Co.(c)
117,000	6.125		11/15/22	106,470
Walter Energy, Inc.(c)(f)
40,000	9.875		12/15/20	300
125,000	8.500		04/15/21	938

				15,203,857

Energy - Services(b)(c) – 0.1%
Hiland Partners LP/Hiland Partners Finance Corp.
400,000	7.250		10/01/20	424,000
1,434,000	5.500		05/15/22	1,401,735

				1,825,735

Entertainment & Leisure(c) – 0.6%
AMC Entertainment, Inc.
500,000	5.875		02/15/22	502,500
750,000	5.750		06/15/25	733,125
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
150,000	5.250		03/15/21	151,875
1,130,000	5.375		06/01/24	1,135,650
Cinemark USA, Inc.
2,000,000	4.875		06/01/23	1,920,000
Guitar Center, Inc.(b)
1,870,000	6.500		04/15/19	1,690,012
3,064,000	9.625		04/15/20	2,569,930
Regal Entertainment Group
400,000	5.750		03/15/22	392,000
Six Flags Entertainment Corp.(b)
500,000	5.250		01/15/21	500,000

				9,595,092

Environmental(c) – 0.0%
Clean Harbors, Inc.
510,000	5.125		06/01/21	510,000

Finance – 0.4%
Ally Financial, Inc.
200,000	3.500		01/27/19	196,000
1,800,000	5.125		09/30/24	1,777,500
CIT Group, Inc.(b)
600,000	5.500		02/15/19	622,500
Harland Clarke Holdings Corp.(b)(c)
2,655,000	9.250		03/01/21	2,203,650
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(c)
360,000	4.875		03/15/19	360,540
300,000	5.875		02/01/22	301,875
Walter Investment Management Corp.
467,000	4.500		11/01/19	339,159
418,000	7.875	(c)	12/15/21	360,525

				6,161,749

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage(c) – 0.1%
B&G Foods, Inc.
$2,000,000	4.625%		06/01/21	$ 1,937,500

Gaming – 1.3%
Affinity Gaming/Affinity Gaming Finance Corp.(c)
450,000	9.000		05/15/18	441,000
Caesars Entertainment Operating Co., Inc.(c)(f)
220,000	11.250		06/01/17	176,000
5,605,000	9.000		02/15/20	4,582,087
Chester Downs & Marina LLC(b)(c)
3,025,000	9.250		02/01/20	2,238,500
MGM Resorts International
2,013,000	6.625		12/15/21	2,058,292
Mohegan Tribal Gaming Authority(c)
4,555,000	9.750		09/01/21	4,646,100
Pinnacle Entertainment, Inc.(c)
1,100,000	7.500		04/15/21	1,155,000
Scientific Games International, Inc.(c)
405,000	7.000	(b)	01/01/22	400,950
1,025,000	10.000		12/01/22	894,313
Seminole Hard Rock Entertainment, Inc.(b)(c)
1,731,000	5.875		05/15/21	1,709,363
Shingle Springs Tribal Gaming Authority(b)(c)
1,755,000	9.750		09/01/21	1,833,975

				20,135,580

Health Care - Medical Products(c) – 0.3%
Fresenius Medical Care US Finance II, Inc.(b)
2,300,000	4.750		10/15/24	2,271,250
Grifols Worldwide Operations Ltd.
2,100,000	5.250		04/01/22	2,079,000
Halyard Health, Inc.
1,000,000	6.250		10/15/22	1,035,000
Immucor, Inc.
70,000	11.125		08/15/19	72,450

				5,457,700

Health Care - Pharmaceuticals – 0.5%
Concordia Healthcare Corp.(b)(c)
1,500,000	7.000		04/15/23	1,282,500
Mallinckrodt International Finance SA
1,000,000	4.750		04/15/23	865,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(b)(c)
1,500,000	5.500		04/15/25	1,342,500
Omnicare, Inc.(c)
1,250,000	4.750		12/01/22	1,350,000
Quintiles Transnational Corp.(b)(c)
2,000,000	4.875		05/15/23	1,980,000
Valeant Pharmaceuticals International, Inc.(b)(c)
1,000,000	6.750		08/15/18	1,017,500

				7,837,500

Health Care - Services – 0.7%
Acadia Healthcare Co., Inc.(c)
980,000	5.125		07/01/22	966,525
500,000	5.625	(b)	02/15/23	498,125
820,000	5.625		02/15/23	816,925
Amsurg Corp.(c)
2,104,000	5.625		07/15/22	2,104,000

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Services – (continued)
CHS/Community Health Systems, Inc.(c)
$150,000	8.000%		11/15/19	$ 156,375
800,000	5.125		08/01/21	820,000
DaVita HealthCare Partners, Inc.(c)
500,000	5.125		07/15/24	490,000
2,308,000	5.000		05/01/25	2,215,680
HCA, Inc.
2,000,000	5.250		04/15/25	2,042,500
Kindred Healthcare, Inc.
905,000	8.000	(b)	01/15/20	959,300
795,000	6.375	(c)	04/15/22	790,031
Tenet Healthcare Corp.
75,000	6.000		10/01/20	79,125

				11,938,586

Home Construction – 0.0%
Masonite International Corp.(b)(c)
215,000	5.625		03/15/23	219,838
ServiceMaster Co.
255,000	7.450		08/15/27	254,362
100,000	7.250		03/01/38	92,500

				566,700

Life Insurance – 0.1%
Genworth Holdings, Inc.
90,000	7.200		02/15/21	88,626
925,000	7.625		09/24/21	913,100
1,190,000	6.500		06/15/34	933,412
430,000	6.150	(c)(e)	11/15/66	199,950

				2,135,088

Lodging(b)(c) – 0.2%
Interval Acquisition Corp.
1,500,000	5.625		04/15/23	1,477,500
Viking Cruises Ltd.
1,795,000	6.250		05/15/25	1,777,050

				3,254,550

Machinery(b) – 0.1%
Boart Longyear Management Pty Ltd.
1,400,000	10.000		10/01/18	1,202,250
325,000	7.000	(c)	04/01/21	132,438

				1,334,688

Media - Broadcasting & Radio(c) – 0.9%
Cumulus Media Holdings, Inc.
1,910,000	7.750		05/01/19	1,370,425
iHeartCommunications, Inc.
1,440,000	10.000		01/15/18	763,200
2,170,542	14.000	(d)	02/01/21	911,628
1,080,000	9.000		03/01/21	901,800
LIN Television Corp.(b)
750,000	5.875		11/15/22	746,250
Nexstar Broadcasting, Inc.
580,000	6.875		11/15/20	597,400
500,000	6.125	(b)	02/15/22	492,500
Sinclair Television Group, Inc.
600,000	5.375		04/01/21	583,500
1,850,000	5.625	(b)	08/01/24	1,692,750
Sirius XM Radio, Inc.(b)
540,000	4.250		05/15/20	527,850
1,000,000	4.625		05/15/23	935,000
1,000,000	6.000		07/15/24	1,002,500
750,000	5.375		04/15/25	716,250

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Broadcasting & Radio(c) – (continued)
Townsquare Media, Inc.(b)
$940,000	6.500%		04/01/23	$ 843,650
Univision Communications, Inc.(b)
1,400,000	8.500		05/15/21	1,456,000
1,500,000	5.125		02/15/25	1,410,000

				14,950,703

Media - Cable – 1.3%
Altice US Finance I Corp.(b)(c)
1,882,000	5.375		07/15/23	1,816,130
Altice US Finance II Corp.(b)(c)
400,000	7.750		07/15/25	352,000
Cable One, Inc.(b)(c)
1,667,000	5.750		06/15/22	1,641,995
Cablevision Systems Corp.
250,000	7.750		04/15/18	250,000
CCO Holdings LLC/CCO Holdings Capital Corp.(c)
2,000,000	5.125		02/15/23	1,835,000
CCO Safari II LLC(b)(c)
750,000	4.908		07/23/25	745,792
CSC Holdings LLC
220,000	8.625		02/15/19	226,600
1,325,000	6.750		11/15/21	1,175,937
DISH DBS Corp.
120,000	5.000		03/15/23	100,800
400,000	5.875		11/15/24	338,000
Midcontinent Communications & Midcontinent Finance Corp.(b)(c)
200,000	6.250		08/01/21	198,000
Neptune Finco Corp.(b)(c)
545,000	10.125		01/15/23	550,450
375,000	6.625		10/15/25	378,750
910,000	10.875		10/15/25	919,100
Numericable - SFR SAS(b)(c)
1,300,000	6.000		05/15/22	1,248,000
700,000	6.250		05/15/24	668,500
Time Warner Cable, Inc.(c)
885,000	5.500		09/01/41	797,120
Videotron Ltd.
500,000	5.000		07/15/22	489,375
2,247,000	5.375	(b)(c)	06/15/24	2,196,442
Virgin Media Secured Finance PLC(b)(c)
450,000	5.375		04/15/21	452,813
1,540,000	5.125		01/15/25	2,166,024
2,150,000	5.250		01/15/26	1,978,000

				20,524,828

Media - Non Cable(c) – 1.1%
Affinion Group, Inc.
237,000	7.875		12/15/18	177,750
Lee Enterprises, Inc.(b)
300,000	9.500		03/15/22	276,000
Liberty Interactive LLC
1,792,643	4.000		11/15/29	1,095,753
4,680,716	3.750		02/15/30	2,820,132
Nielsen Finance LLC/Nielsen Finance Co.
100,000	4.500		10/01/20	100,250
1,280,000	5.000	(b)	04/15/22	1,244,800
Outfront Media Capital LLC/Outfront Media Capital Corp.
500,000	5.250		02/15/22	495,625
2,180,000	5.875		03/15/25	2,196,350
Radio One, Inc.(b)
2,625,000	9.250		02/15/20	2,257,500

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable(c) – (continued)
TEGNA, Inc.
$200,000	5.125%		10/15/19	$ 203,000
2,000,000	4.875	(b)	09/15/21	1,960,000
500,000	6.375		10/15/23	523,750
The McClatchy Co.
1,280,000	9.000		12/15/22	1,158,400
VeriSign, Inc.
1,000,000	4.625		05/01/23	980,000
1,500,000	5.250		04/01/25	1,488,750

				16,978,060

Metals & Mining – 0.4%
Glencore Finance Canada Ltd.(b)
200,000	4.950		11/15/21	165,875
300,000	4.250		10/25/22	236,625
300,000	6.000		11/15/41	225,000
400,000	5.550		10/25/42	294,000
Glencore Funding LLC(b)
600,000	3.125		04/29/19	504,000
100,000	2.875		04/16/20	80,000
300,000	4.625		04/29/24	225,000
Hecla Mining Co.(c)
595,000	6.875		05/01/21	476,000
IAMGOLD Corp.(b)(c)
2,775,000	6.750		10/01/20	1,998,000
New Gold, Inc.(b)(c)
1,820,000	6.250		11/15/22	1,492,400

				5,696,900

Packaging – 0.5%
Ball Corp.
2,380,000	5.250		07/01/25	2,344,300
Iron/Steel Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc.(b)(c)
3,085,000	6.375		05/01/22	2,946,175
Reynolds Group Issuer, Inc.(c)
1,800,000	5.750		10/15/20	1,818,000
Sealed Air Corp.(b)(c)
1,200,000	5.125		12/01/24	1,156,500

				8,264,975

Pipelines – 1.3%
Genesis Energy LP/Genesis Energy Finance Corp.(c)
1,024,000	6.750		08/01/22	962,560
888,000	6.000		05/15/23	785,880
1,300,000	5.625		06/15/24	1,131,000
Gibson Energy, Inc.(b)(c)
84,000	6.750		07/15/21	80,850
Kinder Morgan, Inc.(b)(c)
300,000	5.000		02/15/21	306,553
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.(c)
1,500,000	4.875		12/01/24	1,372,500
ONEOK, Inc.(c)
935,000	7.500		09/01/23	900,460
PBF Logistics LP/PBF Logistics Finance Corp.(b)(c)
1,520,000	6.875		05/15/23	1,314,800
Regency Energy Partners LP/Regency Energy Finance Corp.(c)
500,000	5.875		03/01/22	511,875
1,000,000	5.000		10/01/22	992,500
Rockies Express Pipeline LLC(b)
365,000	6.000		01/15/19	359,525
1,250,000	5.625		04/15/20	1,206,250
Rose Rock Midstream LP/Rose Rock Finance Corp.(c)
1,673,000	5.625		07/15/22	1,472,240
900,000	5.625	(b)	11/15/23	783,000

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
Sabine Pass Liquefaction LLC(c)
	$1,265,000	5.625%		02/01/21	$ 1,173,288
	2,795,000	5.625		04/15/23	2,494,537
	705,000	5.750		05/15/24	630,975
	1,320,000	5.625	(b)	03/01/25	1,158,300
SemGroup Corp.(c)
	95,000	7.500		06/15/21	91,675
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(c)
	1,802,000	5.500		08/15/22	1,522,690
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)
	1,250,000	5.250		05/01/23	1,115,625

					20,367,083

Property Insurance(b)(c) – 0.1%
Hub International Ltd.
	800,000	7.875		10/01/21	774,000

Real Estate(c) – 0.2%
Communications Sales & Leasing, Inc./CSL Capital LLC(b)
	700,000	6.000		04/15/23	624,750
Kennedy-Wilson, Inc.
	1,160,000	5.875		04/01/24	1,133,900
Keystone Financing PLC(b)
GBP	345,000	9.500		10/15/19	548,009
RHP Hotel Properties LP/RHP Finance Corp.
	600,000	1.000		04/15/21	603,000
	675,000	5.000		04/15/23	668,250

					3,577,909

Retailers – 1.3%
Claire’s Stores, Inc.(c)
	2,270,000	8.875		03/15/19	885,300
	1,085,000	9.000	(b)	03/15/19	866,644
	305,000	7.750	(b)	06/01/20	91,500
Dollar Tree, Inc.(b)(c)
	200,000	5.750		03/01/23	207,250
Ferrellgas LP/Ferrellgas Finance Corp.(c)
	200,000	6.500		05/01/21	188,000
	865,000	6.750		01/15/22	813,100
GameStop Corp.(b)(c)
	1,400,000	5.500		10/01/19	1,455,846
Hema Bondco I BV(b)(c)
	700,000	5.212	(e)	06/15/19	457,575
	420,000	6.250		06/15/19	281,585
JC Penney Corp., Inc.
	160,000	5.750		02/15/18	153,200
	765,000	8.125		10/01/19	764,044
	1,710,000	5.650		06/01/20	1,545,412
L Brands, Inc.
	1,500,000	5.625		02/15/22	1,576,875
New Albertsons, Inc.
	400,000	7.750		06/15/26	387,500
	975,000	7.450		08/01/29	956,719
	465,000	8.700		05/01/30	476,625
	2,370,000	8.000		05/01/31	2,346,300
Rite Aid Corp.
	1,750,000	6.125	(b)(c)	04/01/23	1,732,500
	35,000	7.700		02/15/27	39,550
	490,000	6.875	(b)	12/15/28	531,650
Roundy’s Supermarkets, Inc.(b)(c)
	55,000	10.250		12/15/20	36,988
The Bon-Ton Department Stores, Inc.(c)
	1,630,000	8.000		06/15/21	992,263
Toys R US, Inc.
	2,490,000	10.375	(c)	08/15/17	1,970,212
	2,025,000	7.375		10/15/18	1,290,937

					20,047,575

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology - Hardware – 0.6%
Advanced Micro Devices, Inc.
$2,325,000	7.750	%(c)	08/01/20	$ 1,476,375
185,000	7.500		08/15/22	119,788
1,135,000	7.000	(c)	07/01/24	698,025
Amkor Technology, Inc.(c)
100,000	6.375		10/01/22	92,500
CDW LLC/CDW Finance Corp.(c)
1,500,000	5.000		09/01/23	1,503,750
CommScope, Inc.(b)(c)
1,085,000	5.000		06/15/21	1,060,587
480,000	5.500		06/15/24	460,800
Flextronics International Ltd.
500,000	5.000		02/15/23	502,500
NXP BV/NXP Funding LLC(b)(c)
500,000	5.750		02/15/21	517,500
Sensata Technologies BV(b)
2,500,000	5.000		10/01/25	2,362,500

				8,794,325

Technology - Software/Services(c) – 0.7%
Audatex North America, Inc.(b)
2,080,000	6.125		11/01/23	2,085,200
BMC Software Finance, Inc.(b)
2,425,000	8.125		07/15/21	1,952,125
Boxer Parent Co., Inc.(b)(d)
3,300,000	9.000		10/15/19	2,367,750
Equinix, Inc.
50,000	4.875		04/01/20	50,750
1,700,000	5.750		01/01/25	1,691,500
Global A&T Electronics Ltd.(b)
625,000	10.000		02/01/19	512,500
MSCI, Inc.(b)
2,601,750	5.250		11/15/24	2,634,272

				11,294,097

Telecommunications - Cellular(c) – 0.3%
Altice Finco SA(b)
530,000	8.125		01/15/24	506,150
180,000	7.625		02/15/25	167,850
Sable International Finance Ltd.(b)
100,000	8.750		02/01/20	105,155
SoftBank Group Corp.
2,600,000	6.000		07/30/25	2,600,000
T-Mobile USA, Inc.
1,200,000	6.625		04/01/23	1,185,000

				4,564,155

Telecommunications - Satellites(c) – 0.1%
Intelsat Jackson Holdings SA
600,000	7.500		04/01/21	553,500
700,000	5.500		08/01/23	577,500
Intelsat Luxembourg SA
1,810,000	7.750		06/01/21	1,176,500

				2,307,500

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Textile & Apparel – 0.1%
Nine West Holdings, Inc.(b)
	$3,420,000	8.250%		03/15/19	$ 1,556,100
The William Carter Co.(c)
	185,000	5.250		08/15/21	189,163

					1,745,263

Transportation – 0.4%
Air Medical Merger Sub Corp.(b)(c)
	470,000	6.375		05/15/23	423,000
Algeco Scotsman Global Finance PLC(b)(c)
	2,390,000	8.500		10/15/18	2,109,175
	110,000	9.000		10/15/18	106,935
Bluewater Holding BV(b)(c)
	200,000	10.000		12/10/19	130,000
Navistar International Corp.
	420,000	4.500		10/15/18	307,388
	641,000	4.750		04/15/19	445,896
	2,200,000	8.250	(c)	11/01/21	1,765,500
Watco Cos. LLC/Watco Finance Corp.(b)(c)
	600,000	6.375		04/01/23	595,500
WFS Global Holding SAS(b)(c)
EUR	930,000	9.500		07/15/22	1,049,999

					6,933,393

Utilities - Distribution(c) – 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.
	$300,000	6.750		05/20/20	307,500

Utilities - Electric – 0.7%
Dynegy, Inc.(c)
	1,680,000	7.375		11/01/22	1,694,700
	275,000	7.625		11/01/24	275,687
GenOn Americas Generation LLC
	2,065,000	8.500		10/01/21	1,775,900
	1,140,000	9.125		05/01/31	923,400
Illinois Power Generating Co.
	500,000	6.300		04/01/20	412,500
	1,825,000	7.950		06/01/32	1,587,750
NRG Energy, Inc.(c)
	1,840,000	6.250		05/01/24	1,623,800
Talen Energy Supply, LLC(b)(c)
	1,600,000	5.125		07/15/19	1,452,000
WESCO Distribution, Inc.(c)
	1,400,000	5.375		12/15/21	1,349,250

					11,094,987

Wireless Telecommunications – 0.9%
Aegis Merger Sub, Inc.(b)(c)
	720,000	10.250		02/15/23	718,200
Altice Financing SA(b)(c)
	1,695,000	6.500		01/15/22	1,644,150
	595,000	6.625		02/15/23	572,687
Altice SA(b)(c)
	346,000	7.750		05/15/22	315,725
Digicel Group Ltd.(b)(c)
	500,000	8.250		09/30/20	462,250
Digicel Ltd.(b)(c)
	365,000	6.750		03/01/23	328,500
DigitalGlobe, Inc.(b)(c)
	2,300,000	5.250		02/01/21	2,173,500
Hughes Satellite Systems Corp.
	1,065,000	7.625		06/15/21	1,139,550

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Wireless Telecommunications – (continued)
Inmarsat Finance PLC(b)(c)
$2,000,000	4.875%		05/15/22	$ 1,937,500
Sprint Capital Corp.
600,000	6.900		05/01/19	528,000
325,000	6.875		11/15/28	234,000
205,000	8.750		03/15/32	159,388
Sprint Corp.
3,925,000	7.875		09/15/23	3,140,000
605,000	7.125		06/15/24	465,850
640,000	7.625	(c)	02/15/25	496,000
Wind Acquisition Finance SA(b)(c)
754,000	4.750		07/15/20	740,805

				15,056,105

Wirelines Telecommunications – 0.5%
Anixter, Inc.
2,142,000	5.125		10/01/21	2,125,935
140,000	5.500	(b)	03/01/23	139,300
CenturyLink, Inc.
77,000	5.625		04/01/20	71,419
1,899,000	5.625	(b)(c)	04/01/25	1,514,390
CommScope Technologies Finance LLC(b)(c)
600,000	6.000		06/15/25	576,000
Frontier Communications Corp.
180,000	10.500	(b)(c)	09/15/22	175,050
1,160,000	7.125		01/15/23	936,700
840,000	7.625		04/15/24	701,400
West Corp.(b)(c)
2,300,000	5.375		07/15/22	2,124,625

				8,364,819

TOTAL CORPORATE OBLIGATIONS (Cost $363,229,431)				$ 331,780,159

Asset-Backed Securities(b)(e) – 0.1%
Collateralized Loan Obligations – 0.1%
Carlyle Global Market Strategies CLO Ltd. Series 2015-1, Class E1
$500,000	5.622%		04/20/27	$ 440,653
Jamestown CLO XI Ltd. Series 2015-6A, Class C
525,000	3.506		02/20/27	476,731
Jamestown CLO XI Ltd. Series 2015-6A, Class D
500,000	5.006		02/20/27	420,096

TOTAL ASSET-BACKED SECURITIES (Cost $1,368,506)				$ 1,337,480

Foreign Debt Obligations(b) – 0.1%
New Look Secured Issuer PLC(c)
GBP	780,000	6.500%	07/01/22	1,190,396	$ 1,121,230
Provincia de Buenos Aires
	$625,000	9.950	06/09/21	622,097	590,625

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $1,812,493)					$ 1,711,855

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – 0.4%
New Jersey – 0.1%
Tobacco Settlement Financing Corp. RB Series 1A
$220,000	4.750%		06/01/34	$ 170,001
2,020,000	5.000		06/01/41	1,585,356

				1,755,357

Puerto Rico – 0.1%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
70,000	5.125		07/01/37	45,062
25,000	5.000		07/01/41	16,063
Puerto Rico Commonwealth GO Bonds Series 2007 A
85,000	5.250		07/01/37	54,825
Puerto Rico Commonwealth GO Bonds Series 2014 A
2,965,000	8.000		07/01/35	2,223,750
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2007
65,000	5.250		08/01/57	40,544

				2,380,244

Texas – 0.2%
Texas State Public Finance Authority RB (Taxable Windstrom Insurance) Series 2014
2,425,000	8.250		07/01/24	2,425,000

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $6,862,028)				$ 6,560,601

U.S. Treasury Obligations – 6.2%
United States Treasury Notes
$10,000,000	0.250	%(a)	10/15/15	$ 10,000,000
22,000,000	4.500	(a)	11/15/15	22,119,900
5,000,000	0.375	(a)	01/15/16	5,004,500
27,000,000	2.000	(a)	01/31/16	27,171,992
10,000,000	2.125	(a)	02/29/16	10,083,099
25,000,000	2.625	(a)	02/29/16	25,259,750

TOTAL U.S. TREASURY OBLIGATIONS (Cost $99,608,278)				$ 99,639,241

Senior Term Loans(g) – 4.9%
Automotive - Parts – 0.1%
Evergreen Skills Lux S.a.r.l.
$1,193,970	5.750%		04/28/21	$ 1,070,597
INA Beteiligungsgesellschaft mbH
265,385	4.250		05/15/20	265,135

				1,335,732

Building Materials – 0.3%
Headwaters, Inc.
149,625	4.500		03/24/22	149,812
Jeld-Wen, Inc.
957,199	5.250		10/15/21	954,011
MX Holdings US, Inc.
197,015	4.000		08/14/20	196,400
Preferred Proppants LLC
2,041,216	6.750		07/27/20	1,296,172
Wilsonart LLC
1,710,842	4.000		10/31/19	1,687,318

				4,283,713

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Senior Term Loans(g) – (continued)
Chemicals – 0.2%
Albaugh LLC
	$1,211,250	6.000%	05/31/21	$ 1,220,334
SK Spice S.a.r.l.(h)
EUR	745,000	0.000	06/12/21	827,518
Styrolution US Holding LLC
	$709,638	6.500	11/07/19	705,202

				2,753,054

Consumer Products - Household & Leisure – 0.1%
Serta Simmons Holdings LLC
	741,947	4.250	10/01/19	741,576
Visant Corp.
	1,152,357	7.000	09/23/21	1,058,244

				1,799,820

Consumer Products - Industrial – 0.0%
Harbor Freight Tools USA, Inc.
	140,250	4.750	07/26/19	140,689

Diversified Manufacturing – 0.0%
KP Germany Erste GmbH
	185,499	5.000	04/28/20	185,905

Energy – 0.2%
Bennu Oil & Gas LLC
	255,928	9.750	11/01/18	115,168
Chief Exploration & Development LLC
	150,000	7.500	05/12/21	123,187
Drillships Ocean Ventures Inc.
	1,689,833	5.500	07/25/21	1,119,514
EFS Cogen Holdings I LLC
	222,040	3.750	12/17/20	220,930
Energy Transfer Equity LP
	165,796	4.000	12/02/19	162,894
KCA Deutag US Finance LLC
	1,278,526	6.250	05/13/20	1,016,429
Penn Products Terminals LLC
	278,600	4.750	04/13/22	273,724
Seadrill Partners Finco LLC
	524,626	4.000	02/21/21	316,523
Stallion Oilfield Services Ltd.
	129,157	8.000	06/19/18	92,563
Templar Energy LLC
	974,556	8.500	11/25/20	430,432

				3,871,364

Energy - Exploration & Production – 0.1%
Energy & Exploration Partners, Inc.
	875,583	7.750	01/15/19	656,687
Murray Energy Corp.
	397,750	7.500	04/16/20	308,145

				964,832

Finance – 0.2%
CeramTec Acquisition Corp.
	1,053,675	4.250	08/30/20	1,052,358
Walter Investment Management Corp.
	1,569,482	4.750	12/19/20	1,449,150

				2,501,508

Finance Insurance – 0.1%
Hub International Ltd.
	841,470	4.000	10/02/20	821,224

Principal Amount		Interest Rate	Maturity Date	Value
Senior Term Loans(g) – (continued)
Food & Beverages(h) – 0.1%
Meldrew Participations BV
EUR	2,000,000	0.000%	10/31/19	$ 2,098,856

Gaming – 0.3%
AMF Bowling Centers, Inc.
	$291,978	7.250	09/18/21	289,788
Boyd Gaming Corp.
	173,056	4.000	08/14/20	172,839
Caesars Entertainment Operating Co., Inc.
	1,052,656	11.000	03/01/17	971,075
Mashantucket (Western) Pequot Tribe
	2,388,321	5.000	07/01/18	1,843,784
	1,719,609	9.375	06/30/20	1,390,012
Mohegan Tribal Gaming Authority
	812,616	5.500	06/15/18	808,301
Shingle Springs Tribal Gaming Authority
	74,336	6.250	08/29/19	74,521

				5,550,320

Health Care - Medical Products – 0.1%
Carestream Health, Inc.
	2,450,000	9.500	12/07/19	2,348,937

Health Care - Services – 0.2%
Acadia Healthcare Co., Inc.
	198,500	4.250	02/11/22	199,242
Air Medical Group Holdings, Inc.
	673,313	4.500	04/28/22	663,846
American Renal Holdings, Inc.
	1,466,063	4.500	09/22/19	1,451,402
Community Health Systems, Inc.
	119,400	3.575	12/31/18	119,170
	69,369	3.750	12/31/19	69,217
	127,637	4.000	01/27/21	127,605
Envision Healthcare Corp.
	493,553	4.000	05/25/18	493,040
MedAssets, Inc.
	312,373	4.000	12/13/19	310,030
Millennium Laboratories, Inc.
	1,769,207	5.250	04/16/21	537,397

				3,970,949

Media - Broadcasting & Radio – 0.3%
AP NMT Acquisition BV
	2,090,691	6.750	08/13/21	2,016,221
iHeart Communications, Inc.
	2,751,074	6.944	01/30/19	2,276,514

				4,292,735

Media - Cable – 0.0%
Ziggo N.V.
	493,373	3.500	01/15/22	483,752

Media - Non Cable – 0.2%
Advantage Sales & Marketing, Inc.
	1,543,118	4.250	07/23/21	1,512,734
Affinion Group, Inc.
	708,160	6.750	04/30/18	662,349
Interactive Data Corp.
	494,987	4.750	05/02/21	492,978
Media General, Inc.
	62,486	4.000	07/31/20	61,900

				2,729,961

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(g) – (continued)
Metals & Mining – 0.0%
NN, Inc.
$322,573	6.000%	08/27/21	$ 322,035

Packaging – 0.0%
Ardagh Holdings USA, Inc.
295,500	4.000	12/17/19	293,931
Klockner-Pentaplast of America, Inc.
434,067	5.000	04/28/20	435,017

			728,948

Pharmaceuticals – 0.2%
Lantheus Medical Imaging, Inc.
1,690,763	7.000	06/30/22	1,589,317
Valeant Pharmaceuticals International, Inc.
995,000	4.000	04/01/22	983,687

			2,573,004

Property/Casualty Insurance – 0.1%
York Risk Services Holding Corp.
1,310,566	4.750	10/01/21	1,255,418

Real Estate – 0.2%
Empire Generating Co. LLC
2,136,521	5.250	03/12/21	1,997,648
GTCR Valor Cos., Inc.
667,970	6.000	05/30/21	658,785
Rhp Hotel Properties LP
523,375	3.500	01/15/21	522,328

			3,178,761

Restaurants – 0.1%
Red Lobster Management LLC
1,194,400	6.250	07/28/21	1,195,893

Retailers – 0.7%
Ascena Retail Group, Inc.
1,700,000	5.250	08/21/22	1,627,750
Dollar Tree, Inc.
758,722	3.500	07/06/22	758,615
82,307	4.250	07/06/22	82,307
Gymboree Corp.
2,125,000	5.000	02/23/18	1,391,875
JC Penney Corp., Inc.
672,102	6.000	05/22/18	667,485
Leslie’s Poolmart, Inc.
195,960	4.250	10/16/19	191,490
Staples, Inc.
1,500,000	3.500	04/07/21	1,491,195
The Talbots, Inc.
155,000	9.500	03/19/21	151,641
Toys R US - Delaware, Inc.
2,455,753	9.750	04/24/20	2,151,854
True Religion Apparel, Inc.
96,500	5.875	07/30/19	57,739
Wilton Brands LLC
2,022,609	8.500	08/30/18	1,968,262

			10,540,213

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(g) – (continued)
Services Cyclical - Business Services – 0.2%
Koosharem LLC
$1,858,175	7.500%	05/15/20	$ 1,824,505
Redtop Acquisition Ltd.
98,500	4.500	12/03/20	98,685
TransUnion LLC
692,312	3.500	04/09/21	684,523
Tribune Publishing Co.
856,789	5.750	07/07/21	807,524
Weight Watchers International, Inc.
457,742	4.000	04/02/20	248,897

			3,664,134

Technology - Hardware – 0.0%
Freescale Semiconductor, Inc.
98,000	5.000	01/15/21	97,982
Photonis Technologies SAS
192,399	8.500	09/18/19	185,184

			283,166

Technology - Software – 0.0%
Aricent Technologies Ltd.
458,538	5.500	04/14/21	454,669
BMC Software, Inc.
332,221	5.000	09/10/20	301,158

			755,827

Technology - Software/Services – 0.1%
Applied Systems, Inc.
951,587	4.250	01/25/21	947,781
Black Knight InfoServ LLC
152,290	3.750	05/27/22	152,671
MModal Inc.
119,487	9.000	01/31/20	109,629

			1,210,081

Telecommunications - Internet & Data – 0.2%
Asurion LLC
485,968	5.000	05/24/19	462,763
493,687	4.250	07/08/20	461,775
1,500,000	8.500	03/03/21	1,344,000
Level 3 Financing, Inc.
650,000	4.000	01/15/20	647,562

			2,916,100

Textiles – 0.1%
Indra Holdings Corp.
153,063	5.250	04/29/21	146,940
Nine West Holdings, Inc.
483,775	4.750	10/08/19	394,277
1,515,000	6.250	01/08/20	862,035

			1,403,252

Transportation – 0.0%
Syncreon Group Holdings B.V.
744,972	5.250	10/28/20	591,321

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(g) – (continued)
Utilities – 0.5%
Calpine Corp.
$1,996,915	4.000%	10/09/19	$ 1,991,084
Longview Power LLC
1,376,550	7.000	04/13/21	1,362,785
Texas Competitive Electric Holdings Co.
3,185,585	4.683	10/10/16	1,182,648
9,668,219	4.683	10/10/17	3,684,848

			8,221,365

TOTAL SENIOR TERM LOANS (Cost $88,917,916)			$ 78,972,869

Shares	Description	Expiration Date	Value
Warrant* – 0.1%
Commercial Banks – 0.1%
118,277	JPMorgan Chase & Co.	10/28/18	$ 2,354,895

Semiconductors & Semiconductor Equipment – 0.0%
516	MModal, Inc. Warrant A	07/31/17	258
681	MModal, Inc. Warrant B	07/31/17	170

TOTAL WARRANT (Cost $2,552,500)			$ 2,355,323

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(i) – 30.6%
Repurchase Agreements – 30.6%
Joint Repurchase Agreement Account II
$490,800,000	0.122%	10/01/15	$ 490,800,000
(Cost $490,800,000)

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 103.0% (Cost $1,742,254,902)			$1,653,375,939

Shares	Description		Value
Common Stocks Sold Short – (1.4)%
Aerospace & Defense – (0.2)%
25,266	The Boeing Co.		$ (3,308,583)

Air Freight & Logistics – (0.1)%
6,913	United Parcel Service, Inc. Class B		(682,244)

Chemicals – (0.0)%
7,127	The Dow Chemical Co.		(302,185)

Commercial Services & Supplies – (0.0)%
2,201	Healthcare Services Group, Inc.		(74,174)
12,210	Pitney Bowes, Inc.		(242,368)

			(316,542)

Diversified Telecommunication Services – (0.1)%
38,981	AT&T, Inc.		(1,270,001)
10,530	Verizon Communications, Inc.		(458,160)

			(1,728,161)

Electronic Equipment, Instruments & Components – (0.1)%
8,527	Amphenol Corp. Class A		(434,536)
4,287	Belden, Inc.		(200,160)

			(634,696)

Shares	Description	Value
Common Stocks Sold Short – (continued)
Food & Staples Retailing – (0.1)%
19,731	Wal-Mart Stores, Inc.	$ (1,279,358)

Hotels, Restaurants & Leisure* – (0.0)%
12,935	La Quinta Holdings, Inc.	(204,114)

Independent Power Producers & Energy Traders* – (0.0)%
14,879	TerraForm Power, Inc. Class A	(211,579)

Industrial Conglomerates – (0.0)%
10,137	General Electric Co.	(255,655)

Insurance – (0.0)%
5,894	CNA Financial Corp.	(205,877)

Internet & Catalog Retail – (0.1)%
5,382	Expedia, Inc.	(633,354)

Internet Software & Services – (0.5)%
478,400	Tencent Holdings Ltd.	(8,064,193)

Machinery – (0.1)%
18,991	Caterpillar, Inc.	(1,241,252)
6,913	Deere & Co.	(511,562)
1,000	Joy Global, Inc.	(14,930)

		(1,767,744)

Media* – (0.0)%
72,616	Sirius XM Holdings, Inc.	(271,584)

Oil, Gas & Consumable Fuels – (0.0)%
3,039	Exxon Mobil Corp.	(225,950)

Real Estate Investment Trusts – (0.1)%
27,499	DiamondRock Hospitality Co.	(303,864)
15,963	Host Hotels & Resorts, Inc.	(252,375)
20,868	LaSalle Hotel Properties	(592,442)
39,399	Sunstone Hotel Investors, Inc.	(521,249)

		(1,669,930)

Software – (0.0)%
8,805	SAP SE	(570,420)

Trading Companies & Distributors – (0.0)%
866	W.W. Grainger, Inc.	(186,199)

TOTAL COMMON STOCKS SOLD SHORT (Cost $(26,617,235))		$ (22,518,368)

Exchange Traded Funds Sold Short – (6.6)%
54,381	Consumer Discretionary Select Sector SPDR Fund	$ (4,038,333)
55,165	Health Care Select Sector SPDR Fund	(3,653,578)
72,428	Industrial Select Sector SPDR Fund	(3,613,433)
47,846	iShares Russell 2000 ETF	(5,224,783)
33,170	iShares Russell 3000 Growth Index Fund	(2,519,262)
16,700	iShares US Real Estate ETF	(1,184,865)
89,972	Materials Select Sector SPDR Fund	(3,587,307)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Exchange Traded Funds Sold Short – (continued)
383,945	SPDR S&P 500 ETF Trust	$ (73,575,380)
58,621	SPDR S&P Biotech ETF	(3,625,906)
96,490	SPDR S&P Regional Banking ETF	(3,973,458)
30,319	Technology Select Sector SPDR Fund	(1,197,600)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Cost $(110,549,412))		$(106,193,905)

TOTAL SECURITIES SOLD SHORT – (8.0)% (Cost $(137,166,647))		$(128,712,273)

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.0%		80,442,674

NET ASSETS – 100.0%		$1,605,106,340

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $137,774,664, which represents approximately 8.6% of net assets as of September 30, 2015.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $164,123,579, which represents approximately 10.2% of net assets as of September 30, 2015.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Pay-in-kind securities.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2015.

(f)	Security is currently in default and/or non-income producing.

(g)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility on September 30, 2015. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(i)	Joint repurchase agreement was entered into on September 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
CLO	— Collateralized Loan Obligation
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
RB	— Revenue Bond

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Barclays Bank PLC	USD	3,317,827	EUR	2,920,000	$3,267,143	12/15/15	$50,684
	USD	4,040,409	GBP	2,620,000	3,962,172	12/15/15	78,237
Deutsche Bank AG	EUR	590,000	USD	658,499	660,191	12/18/15	1,692
	USD	1,000,140	CHF	954,000	981,795	12/18/15	18,345
	USD	3,857,583	EUR	3,421,000	3,827,987	12/18/15	29,595
Merrill Lynch & Co., Inc.	AUD	1,523,000	USD	1,056,211	1,064,443	12/18/15	8,231
	CHF	330,000	USD	339,193	339,614	12/18/15	422
	JPY	243,393,000	USD	2,022,723	2,031,868	12/18/15	9,145
	MXN	792,000	USD	45,676	46,553	12/18/15	876
	NZD	864,000	USD	543,745	549,200	12/18/15	5,454
	USD	40,846,323	AUD	58,125,000	40,624,243	12/18/15	222,077
	USD	55,042,592	CAD	72,963,000	54,656,389	12/18/15	386,204
	USD	2,589,927	CHF	2,508,000	2,581,070	12/18/15	8,856
	USD	48,907,190	EUR	43,548,000	48,728,796	12/18/15	178,395
	USD	86,362,002	GBP	56,144,000	84,905,417	12/18/15	1,456,585
	USD	2,572,480	JPY	307,786,000	2,569,426	12/18/15	3,054
	USD	18,763,410	MXN	318,220,000	18,704,564	12/18/15	58,846
Royal Bank of Scotland PLC	USD	10,974,120	CNY	69,888,683	10,948,333	10/30/15	25,787
	USD	1,293,544	RUB	85,697,290	1,293,256	10/29/15	288
	USD	1,293,544	RUB	85,697,290	1,292,627	10/30/15	917

TOTAL							$2,543,690

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Deutsche Bank AG	EUR	2,041,000	USD	2,284,900	$2,283,813	12/18/15	$(1,087)
	EUR	1,165,000	USD	1,334,329	1,303,597	12/18/15	(30,732)
	USD	1,912,105	CHF	1,860,000	1,914,191	12/18/15	(2,086)
	USD	11,083,588	EUR	9,980,000	11,167,295	12/18/15	(83,707)
Merrill Lynch & Co., Inc.	AUD	5,037,000	USD	3,565,507	3,520,418	12/18/15	(45,091)
	CAD	1,878,000	USD	1,427,014	1,406,805	12/18/15	(20,209)
	CHF	688,000	USD	717,099	708,045	12/18/15	(9,054)
	EUR	39,330,000	USD	44,428,709	44,008,989	12/18/15	(419,719)
	GBP	16,893,000	USD	26,143,652	25,546,936	12/18/15	(596,716)
	JPY	159,589,000	USD	1,339,188	1,332,264	12/18/15	(6,925)
	MXN	6,948,000	USD	413,665	408,395	12/18/15	(5,272)
	USD	3,912,847	AUD	5,615,000	3,924,389	12/18/15	(11,543)
	USD	1,855,105	CAD	2,482,000	1,859,259	12/18/15	(4,156)
	USD	36,507,873	CHF	35,554,000	36,589,860	12/18/15	(81,985)
	USD	22,756,880	EUR	20,371,000	22,794,486	12/18/15	(37,605)
	USD	68,558,338	JPY	8,268,151,000	69,023,304	12/18/15	(464,966)
	USD	1,232,593	MXN	21,084,000	1,239,290	12/18/15	(6,697)
	USD	18,402,036	NZD	29,463,000	18,728,075	12/18/15	(326,039)
Royal Bank of Scotland PLC	CNY	34,393,967	USD	5,395,132	5,387,948	10/30/15	(7,184)
	RUB	77,630,600	USD	1,171,429	1,170,952	10/30/15	(477)

TOTAL							$(2,161,250)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 10 Year Government Bonds	247	December 2015	$22,436,192	$233,568
British Pound Future	(2)	December 2015	(188,912)	350
CAC40 Index	(6)	October 2015	(298,446)	3,171
Canada 10 Year Government Bonds	268	December 2015	28,474,874	(115,237)
Canadian Dollar Future	(4)	December 2015	(299,520)	(1,120)
Corn	21	December 2015	407,138	(591)
Crude Oil	(6)	October 2015	(270,540)	1,604
DAX Index	(30)	December 2015	(8,095,141)	157,755
DJIA E-Mini Index	(398)	December 2015	(32,182,280)	33,152
Euro FX Future	(48)	December 2015	(6,707,400)	33,300
Eurodollars	3,514	March 2017	869,100,050	1,727,506
Euro Stoxx 50 Index	(279)	December 2015	(9,636,331)	200,845
Euro Stoxx 50 Index	(196)	December 2015	(17,844,786)	264,481
Nikkei 225 Index	12	December 2015	1,739,507	(69,871)
Japanese Yen Future	(10)	December 2015	(1,042,875)	1,675
Nasdaq 100 E-Mini Index	(30)	December 2015	(2,497,800)	(6,531)
Russell 2000 Mini Index	(175)	December 2015	(19,178,250)	746,902
S&P 500 E-Mini Index	(187)	December 2015	(17,846,345)	234,233
Copper Future	(8)	December 2015	(468,200)	(13,409)
Topix Index	77	December 2015	9,059,767	(147,235)
U.S. Dollar Index Future	119	December 2015	11,481,120	14,452
3 Month Euribor Interest Rate	1,980	March 2017	553,223,418	420,309
3 Month Sterling Interest Rate	1,403	March 2017	262,539,331	489,282
5 Year German Euro-Bobl	101	December 2015	14,560,856	(508)
10 Year German Euro-Bund	351	December 2015	61,258,851	713,737
10 Year U.K. Long Gilt	128	December 2015	23,053,818	246,448
5 Year U.S. Treasury Notes	158	December 2015	4,218,047	54,773
5 Year U.S. Treasury Notes	(123)	December 2015	(14,823,422)	(93,475)
10 Year U.S. Treasury Notes	490	December 2015	63,079,844	421,530
20 Year U.S. Treasury Bonds	65	December 2015	10,227,344	151,445

TOTAL				$5,702,541

SWAP CONTRACTS — At September 30, 2015, the Fund had the following swap contracts:

TOTAL RETURN SWAP CONTRACTS ON EQUITY INDICES(a)

Counterparty	Reference Obligation	Notional Amount (000s)	Termination Date	Financing Fee	Unrealized Gain (Loss)*

JPMorgan Chase Bank (London)	iBoxx USD Liquid High Yield Index	$1,919	12/20/15	0.311%	$15,525
	iBoxx USD Liquid High Yield Index	11,415	12/20/15	1.000	284,975
	iBoxx USD Liquid High Yield Index	12,033	12/20/15	0.208	317,316

TOTAL					$617,816

(a)	The Fund receives quarterly payments based on any positive quarterly return of the Referenced Obligation. The Fund makes payments on any negative quarterly return of such Referenced Obligation.

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) of the swap contracts is equal to their market value.

TAX INFORMATION — At September 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,607,884,854

Gross unrealized gain	157,301,282
Gross unrealized loss	(111,810,197)

Net unrealized security gain	$45,491,085

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Basis of Consolidation for the Goldman Sachs Multi-Manager Alternatives Fund — The Goldman Sachs Cayman Commodity—MMA, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on September 28, 2015 and is currently a wholly-owned subsidiary of the Multi-Manager Alternatives Fund (“The Fund”). The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of September 28, 2015, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of September 30, 2015, the Fund’s net assets were $1,605,106,340, of which, $ 9,989,058, or 0.6%, represented the Subsidiary’s net assets.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by GSAM to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the position that was sold and deliver it to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of defaults and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. The Investment Manager did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2015:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$8,600,528	$—
Asia	8,243,988	12,352,136	381,509
Australia and Oceania	978,383	1,616,361	—
Europe	42,313,420	85,814,309	—
North America	479,891,449	26,328	—
Fixed Income
Corporate Obligations	—	331,780,159	—
Asset-Backed Securities	—	1,337,480	—
Foreign Debt Obligations	—	1,711,855	—
Municipal Debt Obligations	—	6,560,601	—
U.S. Treasury Obligations	99,639,241	—	—
Senior Term Loans	—	75,569,703	3,403,166
Warrants	—	2,354,895	428
Short-term Investments	—	490,800,000	—
Total	$631,066,481	$1,018,524,355	$3,785,103
Liabilities
Common Stocks Sold Short and/or Other Equity Investments(a)
Asia	—	$(8,064,193)	—
Europe	—	(570,420)	—
North America	(13,883,755)	—	—
Total	$(13,883,755)	$($8,634,613)	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$2,543,693	$—
Futures Contracts	6,150,518	—	—
Total Return Swaps Contracts	—	617,816	—
Total	$6,150,518	$3,161,509	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(2,161,250)	$—
Futures Contracts	(447,977)	—	—
Total	$(447,977)	$(2,161,250)	$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value. The Fund utilizes fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2015, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of October 1, 2015, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$ 490,800,000	$490,801,658	$ 500,843,258

REPURCHASE AGREEMENTS — At September 30, 2015, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amount
BNP Paribas Securities Co.	0.110%	$194,612,433
Citigroup Global Markets, Inc.	0.120	159,833,308
Merrill Lynch & Co., Inc.	0.140	136,354,259
TOTAL		$490,800,000

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Banks	0.270%	05/14/18
Federal Home Loan Banks	1.625 to 5.625	06/13/16 to 09/07/32
Federal Home Loan Mortgage Corp.	2.500 to 8.000	10/01/16 to 07/01/45
Federal National Mortgage Association	1.250 to 6.500	04/01/16 to 10/01/45
Government National Mortgage Association	3.000 to 7.000	05/15/18 to 09/20/45
United States Inflation Indexed Bonds	0.125	07/15/22
United States Treasury Note	0.500 to 2.375	09/30/16 to 12/31/20
United States Treasury Stripped Securities	0.000	02/15/27 to 05/15/44

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and, as a result, maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Tax Risk — The Multi-Manager Alternatives Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. In 2011, the IRS suspended granting these PLRs. The IRS has issued such private letter rulings to the Multi-Manager Alternatives Fund. Based on such rulings, the Fund may seek to gain exposure to the commodity markets through investments in commodity-linked notes and/or subsidiaries (currently, only the Multi-Manager Alternatives Fund invest in subsidiaries). Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. In light of this, the Multi-Manager Alternatives Fund has obtained an opinion of counsel that the Funds’ income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that a Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date November 27, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh, Principal Financial Officer

Date November 27, 2015

*	Print the name and title of each signing officer under his or her signature.